ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables	$ 74,130	$ 63,990
Accrued liabilities	34,151	64,934
Total	$ 108,281	$ 128,924